Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment:

	December 31, 2024	December 31, 2023
Property, plant and equipment owned	$9,000	$102,206
Right-of-use assets	21,424	14,119
	$30,424	$116,325
Property, plant and equipment owned

Net carrying amounts	December 31, 2024	December 31, 2023
Computer equipment	$545	$1,405
Furniture and fixtures	3,300	1,436
Leasehold improvements	3,600	2,245
Production and test equipment	95,081	97,120
Impairment reserve	(93,526)	—
	$9,000	$102,206

Cost	December 31, 2023	Additions	Disposals	Reclass	Effect of movements in exchange rates	December 31, 2024
Building	$—	$852	$—	$(852)	$—	$—
Computer equipment	7,356	178	—	—	—	7,534
Furniture and fixtures	2,764	10	(376)	3,101	(3)	5,496
Leasehold improvements	10,780	1,227	—	2,335	7	14,349
Production and test equipment	146,097	23,075	—	(5,574)	(10)	163,588
	$166,997	$25,342	$(376)	$(990)	$(6)	$190,967

Accumulated depreciation	December 31, 2023	Depreciation	Disposals	Impairment	Reclass	Effect of movements in exchange rates	December 31, 2024
Building	$—	$—	$—	$852	$(852)		$—
Computer equipment	5,951	455	—	585	—	(2)	6,989
Furniture and fixtures	1,328	474	(200)	458	140	(4)	2,196
Leasehold improvements	8,535	1,171	87	850	109	(3)	10,749
Production and test equipment	48,977	6,714	—	13,199	(387)	4	68,507
Impairment reserve	—	(1,550)	—	95,076	—	—	$93,526
	$64,791	$7,264	$(113)	$111,020	$(990)	$(5)	$181,967
During the year ended December 31, 2024, the Corporation recognized impairment charges on property, plant, and equipment of $111,020,000 consisting of a net fair value impairment allowance against consolidated capital assets of $95,076,000 to impair these operating assets to their estimated residual fair value of approximately $9,000,000 (based on a level 3 fair value determination) and a write-down of certain specific assets of $15,944,000 located primarily in Canada, Denmark, and China, primarily as a result of the global corporate restructuring initiated in September 2024. In the event that the Corporation's market capitalization recovers in the future, this impairment may be reversed.

During the year ended December 31, 2024, the Corporation disposed of certain small stationary assets in Denmark consisting of property, plant, and equipment of $263,000 and inventory of $2,907,000 for net proceeds of $3,170,000, resulting in a gain/loss of $nil.
9.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (cont'd)
During the year ended December 31, 2023, impairment charges of $967,000 consisted primarily of a write-down of assets in China of $936,000 and charges of $31,000 for production and test equipment that was never placed in service and was determined not required to support the Corporation's future manufacturing or testing capabilities.

Cost	December 31, 2022	Additions	Disposals	Reclass	Effect of movements in exchange rates	December 31, 2023
Building	$—	$936	$—	$—	$—	$936
Computer equipment	6,741	745	—	(130)	—	7,356
Furniture and fixtures	2,406	328	—	—	30	2,764
Leasehold improvements	9,650	1,103	—	—	27	10,780
Production and test equipment	109,202	38,102	(111)	(1,041)	(55)	146,097
	$127,999	$41,214	$(111)	$(1,171)	$2	$167,933

Accumulated depreciation	December 31, 2022	Depreciation	Disposals	Impairment	Reclass	Effect of movements in exchange rates	December 31, 2023
Building	$—	$—	$—	$936	$—	$—	$936
Computer equipment	5,534	491	—	—	(73)	(1)	5,951
Furniture and fixtures	1,083	245	—	—	(12)	12	1,328
Leasehold improvements	8,100	431	—	—	4	—	8,535
Production and test equipment	42,938	7,132	(23)	31	(1,090)	(11)	48,977
	$57,655	$8,299	$(23)	$967	$(1,171)	$—	$65,727
Right-of-use assets
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 18).

Net carrying amounts included in property, plant and equipment	December 31, 2024	December 31, 2023
Property	$21,179	$13,691
Equipment	34	70
Vehicle	211	358
	$21,424	$14,119

Cost	December 31, 2023	Additions	De-recognition	Reclass	Effect of movements in exchange rates	December 31, 2024
Property	$34,447	$13,460	$(14,731)	$102	$14	$33,292
Equipment	176	—	—	—	—	176
Vehicle	637	91	(353)	263	(10)	628
	$35,260	$13,551	$(15,084)	$365	$4	$34,096
9.    Property, plant and equipment (cont'd):
Right-of-use assets (cont'd)

Accumulated depreciation	December 31, 2023	Depreciation	De-recognition	Reclass	Effect of movements in exchange rates	December 31, 2024
Property	$20,757	$3,794	$(12,434)	$1	$(5)	$12,113
Equipment	106	35	—	—	1	142
Vehicle	278	121	(353)	364	7	417
	$21,141	$3,950	$(12,787)	$365	$3	$12,672

Cost	December 31, 2022	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2023
Property	$28,844	$5,676	$(73)	$—	$34,447
Equipment	188	—	(11)	(1)	176
Vehicle	637	150	(135)	(15)	637
	$29,669	$5,826	$(219)	$(16)	$35,260

Accumulated depreciation	December 31, 2022	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2023
Property	$17,357	$3,382	$(3)	$21	$20,757
Equipment	72	41	(7)	—	106
Vehicle	223	109	(58)	4	278
	$17,652	$3,532	$(68)	$25	$21,141